As filed with the Securities and Exchange Commission on August 27, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.9%
	Aerospace/Aircraft - 1.4%
66,800	Precision Castparts Corp.	$8,106,848
	Asset Management - 1.3%
56,300	Franklin Resources, Inc.	7,458,061
	Beverage - 8.0%
460,600	The Coca-Cola Co.	24,093,986
359,400	PepsiCo, Inc.	23,307,090
		47,401,076
	Biotechnology - 4.0%
607,600	Gilead Sciences, Inc.*	23,556,652
	Chemicals - Fertilizers - 1.3%
101,400	Potash Corporation of Saskatchewan Inc.	7,906,158
	Chemicals - Specialty - 2.4%
194,800	Praxair, Inc.	14,023,652
	Computer Hardware - 6.8%
1,241,300	EMC Corp.*	22,467,530
390,600	Hewlett-Packard Co.	17,428,572
		39,896,102
	Computer - Networking - 4.1%
870,300	Cisco Systems, Inc.*	24,237,855
	Computer Software & Services - 6.5%
893,700	Microsoft Corp.	26,337,339
615,000	Oracle Corp.*	12,121,650
		38,458,989
	Conglomerates - 4.1%
338,800	United Technologies Corp.	24,031,084
	Defense - 9.3%
294,000	General Dynamics Corp.	22,996,680
156,300	Lockheed Martin Corp.	14,712,519
241,800	Rockwell Collins, Inc.	17,080,752
		54,789,951
	Energy/Integrated - 4.8%
336,400	Exxon Mobil Corp.	28,217,232
	Energy/Oil Service - 1.6%
110,000	Schlumberger Ltd.	9,343,400
	Financial/Information Services - 2.0%
170,700	The McGraw-Hill Companies, Inc.	11,621,256
	Insurance - Life - 5.2%
121,600	Hartford Financial Services Group, Inc.	11,978,816
139,200	Lincoln National Corp.	9,876,240
134,700	Metlife, Inc.	8,685,456
		30,540,512
	Leisure Time - 3.5%
609,000	Walt Disney Co.	20,791,260
	Machinery - 5.4%
128,200	Danaher Corp.	9,679,100
182,000	Deere & Co.	21,974,680
		31,653,780
	Medical Products - 6.9%
157,100	Baxter International, Inc.	8,851,014
193,500	St. Jude Medical, Inc.*	8,028,315
188,100	Stryker Corp.	11,867,229
137,900	Zimmer Holdings, Inc.*	11,706,331
		40,452,889
	Restaurants - 4.0%
470,800	McDonald's Corp.	23,897,808
	Retail - Drug Stores - 1.0%
170,100	CVS/Caremark Corp.	6,200,145
	Semiconductors - 1.0%
138,100	NVIDIA Corp.*	5,704,911
	Service Companies - 3.3%
461,000	Accenture Ltd. - Class A	19,772,290
	Technology/Miscellaneous - 1.3%
104,300	Garmin Ltd.	7,715,071
	Wireless Telecommunication - 7.7%
397,900	America Movil SAB de CV - ADR	24,641,947
255,200	China Mobile Ltd. - ADR	13,755,280
112,000	Mobile TeleSystems - ADR*	6,783,840
		45,181,067
	TOTAL COMMON STOCKS (Cost $500,021,295)	570,958,049

	SHORT-TERM INVESTMENTS - 3.0%
17,426,319	Federated Cash Trust Treasury Money Market Fund	17,426,319
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,426,319)	17,426,319
	Total Investments in Securities (Cost $517,447,614) - 99.9%	588,384,368
	Other Assets in Excess of Liabilities - 0.1%	791,730
	NET ASSETS - 100.0%	$589,176,098

ADR - American Depositary Receipt
* Non-income producing security.

The cost basis of investments for federal tax purposes at June 30, 2007 was as follows**:

Cost of investments	$517,494,697
Gross unrealized appreciation	$74,401,156
Gross unrealized depreciation	-3,511,485
Net unrealized appreciation	$70,889,671

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.0%
	Aerospace/Aircraft - 2.7%
6,700	Precision Castparts Corp.	$813,112
	Apparel - 5.8%
13,200	Phillips-Van Heusen Corp.	799,524
10,200	VF Corp.	934,116
		1,733,640
	Asset Management - 1.5%
15,400	SEI Investments Co.	447,216
	Auto/Auto Parts - 2.0%
16,000	O'Reilly Automotive, Inc.*	584,800
	Business Services - 1.1%
5,400	Portfolio Recovery Associates, Inc.*	324,108
	Chemicals - Specialty - 5.4%
21,900	Airgas, Inc.	1,049,010
13,500	Sigma-Aldrich Corp.	576,045
		1,625,055
	Computer Software & Services - 3.8%
9,400	Autodesk, Inc.*	442,552
12,600	MICROS Systems, Inc.*	685,440
		1,127,992
	Containers - 2.7%
15,400	Ball Corp.	818,818
	Defense - 4.7%
3,200	Alliant Techsystems Inc.*	317,280
15,300	Rockwell Collins, Inc.	1,080,792
		1,398,072
	Educational Services - 1.6%
4,100	ITT Educational Services, Inc.*	481,258
	Electrical Equipment - 5.4%
20,700	Ametek, Inc.	821,376
10,700	Anixter International, Inc.*	804,747
		1,626,123
	Energy/Oil & Gas Exploration & Production - 1.2%
9,200	Range Resources Corp.	344,172
	Energy/Oil Service - 4.5%
14,700	ENSCO International Inc.	896,847
4,300	National Oilwell Varco, Inc.*	448,232
		1,345,079
	Finance/Banks - 5.8%
16,000	Northern Trust Corp.	1,027,840
22,600	Synovus Financial Corp.	693,820
		1,721,660
	Finance/Information Services - 1.5%
10,000	Equifax Inc.	444,200
	Health Care Benefits - 2.5%
8,100	WellCare Health Plans, Inc.*	733,131
	Health Care Services - 4.0%
9,300	Humana, Inc.*	566,463
8,000	Laboratory Corporation of America Holdings*	626,080
		1,192,543
	Household Products - 3.1%
19,000	Church & Dwight Co., Inc.	920,740
	Information Services - 5.9%
15,900	Fidelity National Information Services, Inc.	863,052
16,000	Fiserv, Inc.*	908,800
		1,771,852
	Internet Retail - 2.6%
11,400	Priceline.com, Inc.*	783,636
	Machinery - 2.5%
12,000	Oshkosh Truck Corp.	755,040
	Medical Products - 2.4%
17,400	St. Jude Medical, Inc.*	721,926
	Office Equipment - 2.1%
33,900	Xerox Corp.*	626,472
	Railroad - 1.8%
12,100	CSX Corp.	545,468
	Real Estate Operations - 1.5%
3,900	Jones Lang LaSalle Inc.	442,650
	Restaurants - 2.5%
16,900	Darden Restaurants, Inc.	743,431
	Retail - Apparel - 1.9%
13,700	Aeropostale, Inc.*	571,016
	Retail - Department Store - 2.9%
17,100	Nordstrom, Inc.	874,152
	Retail - Specialty - 1.8%
9,500	Dick's Sporting Goods, Inc.*	552,615
	Service Companies - 4.5%
4,500	Huron Consulting Group Inc.*	328,545
23,100	Stericycle, Inc.*	1,027,026
		1,355,571
	Technology/Miscellaneous - 2.5%
9,900	Garmin Ltd.	732,303
	Telecommunication Equipment - 2.1%
11,400	Harris Corp.	621,870
	Utilities - Electric/Gas - 2.7%
14,600	Energen Corp.	802,124
	TOTAL COMMON STOCKS (Cost $25,004,828)	29,581,845

	SHORT-TERM INVESTMENTS - 0.9%
262,317	Federated Cash Trust Treasury Money Market Fund	262,317
	TOTAL SHORT-TERM INVESTMENTS (Cost $262,317)	262,317
	Total Investments in Securities (Cost $25,267,145) - 99.9%	29,844,162
	Other Assets in Excess of Liabilities - 0.1%	40,647
	NET ASSETS - 100.0%	$29,884,809

* Non-income producing security.

The cost basis of investments for federal tax purposes at June 30, 2007 was as follows**:

Cost of investments	$25,267,145
Gross unrealized appreciation	$4,638,335
Gross unrealized depreciation	-61,318
Net unrealized appreciation	$4,577,017

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   8/22/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   8/22/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   8/22/2007

* Print the name and title of each signing officer under his or her signature.